Provisions for liabilities and other charges	6 Months Ended
Jun. 30, 2026
Disclosure of other provisions [abstract]
Provisions for liabilities and other charges
19 Provisions for liabilities and other charges
Movements in provisions for liabilities and other charges are as follows:

In thousands of USD	Uncertain tax positions	Marketplace and consignment goods	Provision for other expenses	Total
Balance as of December 31, 2025	7,273	309	1,661	9,243
Additions	249	107	121	477
Reversals	(212)	(54)	(409)	(675)
Use of provision	(501)	—	—	(501)
Effect of translation	(37)	(4)	(20)	(61)
Balance as of June 30, 2026	6,772	358	1,353	8,483
Current	6,772	358	586	7,716
Non Current	—	—	767	767
Uncertain tax positions
Uncertain tax positions includes provisions related to VAT for USD1,160 thousand (December 31, 2025: USD1,532 thousand), provisions related to Withholding Tax (WHT) for USD4,919 thousand (December 31, 2025: USD4,895 thousand) and provisions related to other taxes for USD692 thousand (December 31, 2025: USD846 thousand).
Provisions are calculated based on the detailed review of uncertain tax positions completed by management across the Group and in consideration of the probability of a liability arising, within the applicable statute of limitations. These provisions are expected to be utilized or released as a result of the regular tax audits in the Countries where the Group operates. When the technical merits of tax filings get clarified and confirmed with the tax authorities, as happened in 2025, this reduces the overall uncertainty in the Group's tax positions, resulting in a reversal of provisions.
Marketplace and consignment goods
The provision for marketplace and consignment goods relates to the lost and damaged items, which are to be reimbursed to the sellers. The provision is calculated based on the detailed review of these items, and it is expected that these costs will be incurred in the next financial year.
Provision for other expenses
The provision for other expenses includes the end-of-service gratuity provision of USD767 thousand (December 31, 2025: USD721 thousand) and various litigation and penalty provisions of USD586 thousand (December 31, 2025: USD940 thousand). The provisions are calculated based on our best estimate considering past experience.